Adoption of New Accounting Pronouncements and Issued Not Yet Effective Accounting Standards (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Adjustments for New Accounting Pronouncement [Member] | Retained Earnings
New Accounting Pronouncement, Early Adoption [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption		$ 3,806
Adjustments for New Accounting Pronouncement [Member] | Accumulated Other Comprehensive (Loss) Income
New Accounting Pronouncement, Early Adoption [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption		(3,806)
Adjustments for New Accounting Pronouncement [Member] | Other Assets [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption	$ 11,100
Adjustments for New Accounting Pronouncement [Member] | Other Liabilities [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption	$ 11,000
AOCI Including Portion Attributable to Noncontrolling Interest [Member] | Accounting Standards Update 2016-01 [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets		$ (995)